Loans and Allowance for Credit Losses - Disclosure of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 7,204	$ 6,734
Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	4,488	4,728
Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,716	2,006
1 to 29 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	5,475	4,716
1 to 29 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	3,346	3,173
1 to 29 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,129	1,543
30 to 89 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,587	1,829
30 to 89 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,013	1,369
30 to 89 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	574	460
90 Days and Greater [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	142	189
90 Days and Greater [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	129	186
90 Days and Greater [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 13	$ 3